OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended			78 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015
Components of other non-current assets:
Other long-term assets	$ 45,520	$ 55,839		$ 45,520
Other non-current assets	50,850	68,442		50,850
Impairment of long-term assets	1,957	500	$ 500
FSRU conversion parts
Components of other non-current assets:
Other long-term assets	0	2,000		0
FSRU conversion parts
Components of other non-current assets:
Impairment of long-term assets				7,000
Hilli | Bank Guarantee
Components of other non-current assets:
Transfer from payments earmarked for Gimi to be utilized against Hilli conversion	10,000
Golar Gimi
Components of other non-current assets:
Other long-term assets	41,000	49,900		41,000
Increase (decrease) in other noncurrent assets	8,900
Interest rate swap
Components of other non-current assets:
Mark-to-market interest rate swap valuation	$ 5,330	$ 12,603		$ 5,330